Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
The number and weighted-average exercise prices of options under the 2013 share option program and the 2015 LTIP are as follows:

(figures in EUR)	Number of options 2019	Weighted average exercise price 2019	Number of options 2018	Weighted average exercise price 2018
Outstanding at January 1	236,590	7.732	586,590	7.495
Forfeited during the year	0	0	0	0
Exercised during the year	—	—	(350,000)	7.335
Granted during the year	0	0	0	0
Outstanding at December 31	236,590	7.732	236,590	7.732
Vested at December 31	236,590	0	236,590	0

Inputs used in measurement of the fair values at grant date for the equity-settled share option programs
The inputs used in measurement of the fair value at grant date for the TBIP was as follows:

	TBIP
	Tranche 1	Tranche 2	Tranche 3	Tranche 4
Risk-free interest rate	0.0169	0.0169	0.0169	0.0169
Annual volatility	0.3343	0.3343	0.3343	0.3343
Expected vesting period (years)	3.05	3.38	3.69	3.98
The inputs used in measurement of the fair values at grant date for the equity-settled share option programs were as follows:

	LTIP 2015
(figures in EUR)	Tranche 1	Tranche 2	Tranche 3
Fair value at grant date	1.853	1.853	1.853
Share price at grant date	10.050	10.050	10.050
Exercise price	10.0475	10.0475	10.0475
Expected volatility (weighted average)	39.63%	39.63%	39.63%
Expected life (days) (weighted average)	365	730	1,095
Expected dividends	8%	8%	8%
Risk-free interest rate	0.66%	0.66%	0.66%